Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to regulated investment companies (“RICs”), in certain foreign jurisdictions. Jackson National Asset Management (“JNAM”) has agreed to reimburse these Funds for an amount equal to the additional tax withheld. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities.

For the year ended December 31, 2020, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds’ partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments from JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Multi-Manager Alternative Fund	167	4	2	161
JNL Multi-Manager Mid Cap Fund	38	—	3	35
JNL Multi-Manager Small Cap Value Fund	8	—	—	8
JNL/AQR Large Cap Relaxed Constraint Equity Fund	11	—	—	11
JNL/BlackRock Global Allocation Fund	600	137	462	1
JNL/BlackRock Global Natural Resources Fund	246	—	159	87
JNL/BlackRock Large Cap Select Growth Fund	47	—	47	—
JNL/Boston Partners Global Long Short Equity Fund	218	68	99	51
JNL/ClearBridge Large Cap Growth Fund	19	—	—	19
JNL/DFA U.S. Core Equity Fund	18	—	—	18
JNL/DoubleLine Core Fixed Income Fund	78	—	—	78
JNL/First State Global Infrastructure Fund	52	1	51	—
JNL/Franklin Templeton Growth Allocation Fund	40	10	21	9
JNL/GQG Emerging Markets Equity Fund	131	—	—	131
JNL/Invesco Diversified Dividend Fund	204	48	156	—
JNL/Invesco Global Growth Fund	532	—	287	245
JNL/Invesco Global Real Estate Fund	478	3	176	299
JNL/JPMorgan Global Allocation Fund	124	13	48	63
JNL/JPMorgan Growth & Income Fund	4	—	—	4
JNL/JPMorgan MidCap Growth Fund	48	—	—	48
JNL/Mellon Nasdaq 100 Index Fund	16	—	—	16
JNL/MFS Mid Cap Value Fund	7	—	—	7
JNL/RAFI Fundamental Asia Developed Fund	184	—	—	184
JNL/RAFI Multi-Factor U.S. Equity Fund	17	—	—	17
JNL/T. Rowe Price Balanced Fund	97	15	40	42
JNL/T. Rowe Price Capital Appreciation Fund	21	—	—	21
JNL/T. Rowe Price Established Growth Fund	118	—	—	118
JNL/T. Rowe Price Mid-Cap Growth Fund	147	—	—	147
JNL/T. Rowe Price Value Fund	146	—	—	146
JNL/WMC Balanced Fund	586	334	20	232